Note 7 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	As of December 31, 2014	Acquisitions	Impairments	As of December 31, 2015
Goodwill	$236	$-	$-	$236

Accumulated impairment losses	$-	$-	$-	$-

Goodwill, net	$236	$-	$-	$236